Related Party Transactions (Details 1) - CAD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Key management personnel compensation [line items]
Consulting fees		$ 185,000	$ 136,500
Salary		280,167	45,000
Deferred salary for CEO			30,000
Stock-based compensation	338,883	659,228	1,238,013
Key management personnel compensation	$ 338,883	$ 1,124,395	$ 1,449,513